Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Deferred Tax Movements	Composition of income tax benefit:
	Year ended December 31,
	2024	2023	2022
	U.S. dollars in thousands (except per share data)

Current tax expense (income)
Current year	-	-	-

Deferred tax expense (income)
Creation and reversal of temporary differences	(130)	-	-

Income tax benefit	(130)	-	-

Schedule of Deferred Tax Movements	Deferred tax movements:
	Intangible assets	Net operating loss carryforward	Total

Balance of deferred tax asset (liability) as at January 1, 2024	-	-	-
Business combinations (see Note 5)	(432)	83	(349)
Changes recognized in profit or loss	20	110	130
Balance of deferred tax asset (liability) as at December 31, 2024	(412)	193	(219)